Scope of Consolidation and Summary of Significant Accounting Policies - Scope of consolidation & Revenue (Details)	12 Months Ended
Jun. 30, 2022 item
Disclosure of subsidiaries
Number of performance obligations in contracts with customers	1
Maximum
Disclosure of subsidiaries
Return policy, number of days	30 days
Mytheresa Group GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mytheresa SE
Disclosure of subsidiaries
Percentage of ownership	100.00%
Theresa Warenvertrieb GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%
mytheresa.com GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%
mytheresa.com Service GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%
mytheresa Business Information Consulting Co Ltd
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mytheresa US Services Inc
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mytheresa International Services GmbH
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mytheresa APAC Services Limited
Disclosure of subsidiaries
Percentage of ownership	100.00%
Mytheresa UK Services Ltd
Disclosure of subsidiaries
Percentage of ownership	100.00%